Taxation	12 Months Ended
Jun. 30, 2026
Taxation [Abstract]
TAXATION

NOTE 12 — TAXATION

Income Taxes

Cayman Islands

The Company was incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Under the current Hong Kong Revenue Ordinance, the Company’s subsidiary in Hong Kong is subject to 16.5% Hong Kong profits tax on their taxable income generated from operations in Hong Kong. Additionally, payments of dividends by the subsidiary incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

PRC

The Company’s subsidiaries incorporated in the PRC are subject to PRC Enterprise Income Tax (“EIT”) on the taxable income in accordance with the relevant PRC income tax laws. Effective from January 1, 2008, a new Enterprise Income Tax Law, or the New EIT Law, combined the previous income tax laws for foreign invested and domestic invested enterprises in the PRC by the adoption of a unified tax rate of 25% for most enterprises with the following exceptions.

Entities qualifying as “small enterprise with low profit” and with a taxable income not exceeding RMB1.0 million are eligible for a preferential tax rate. For the years ended June 30, 2026, 2025 and 2024, WFOE Beijing, MindForge Suzhou, WFOE Suzhou, JZYH Technology and JZSC Technology were recognized as “small enterprise with low profit” and received a preferential income tax rate of 5%.

The following table reconciles the statutory rate to the Company’s effective tax rate (amounts in USD; percentages in %):

	For the years ended June 30,
	2026		2025		2024
	Amount	%	Amount	%	Amount	%
Losses before provision for income taxes	$(33,163,902)	-	$(2,954,530)	-	$(606,102)	-
Income tax expense computed at applicable tax rates (25%)	(8,290,976)	25.0%	(738,633)	25.0%	(151,526)	25.0%
Effect of PRC preferential tax rate and tax exemption	5,064,757	(15.3)%	1,497,555	(50.6)%	97,040	(16.0)%
Non-deductible expenses	2,956,639	(8.9)%	113,894	(3.9)%	3,724	(0.6)%
Release of previously accrued income taxes	(50,960)	0.2%	(680,704)	23.0%	-	-
Change of valuation allowance	269,489	(0.8)%	(428,125)	14.5%	193,202	(31.9)%
Income tax (benefit) expense/Effective tax rate	$(51,051)	0.2%	$(236,013)	8.0%	$142,440	(23.5)%

Significant components for income taxes are as follows:

	For the years ended June 30,
	2026	2025	2024
Current income tax (benefit) expense	$(50,958)	$(236,009)	$142,286
Deferred tax (benefit) expense	(93)	(4)	154
Income tax (benefit) expense	$(51,051)	$(236,013)	$142,440

Despite the consolidated net loss, current income tax expense is recognized due to taxable income generated by certain subsidiaries. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

The following table presents the significant components of the Company’s deferred tax assets for the periods presented:

	As of June 30,
	2026	2025
Deferred tax assets
Net operating loss carryforwards	$461,359	$343,406
Allowance for credit losses	35	42
Operating lease liabilities	139	377
Less: valuation allowance	(461,394)	(343,448)
Deferred tax assets	$139	$377
Right-of-use assets	(200)	(526)
Deferred tax liabilities	(200)	(526)
Total deferred tax liabilities, net	$(61)	$(149)

As of June 30, 2026, the Company had net operating loss carryforwards in the PRC expiring within five years on December 31, 2031. However, a full valuation allowance has been established against the related deferred tax assets due to uncertainty regarding the generation of sufficient future taxable income. Consequently, no net deferred tax assets were recognized for these losses. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Recovery of substantially all of the Company’s deferred tax assets is dependent upon the generation of future income, exclusive of reversing taxable temporary differences. For the years ended June 30, 2026, 2025 and 2024, the change in valuation allowance were an increase of $117,936, a decrease of $432,904, and an increase of $201,476, respectively.